SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at January 1, 2020		3,168,980
Granted
Exercised		(269,702)
Forfeited		(122,500)
Outstanding at December 31, 2020		2,776,778	3,168,980
Exercisable at December 31, 2020		1,360,403
Weighted-average exercise price
Outstanding at January 1, 2020	[1]	$ 6.6
Granted	[1]
Exercised	[1]	4.8
Forfeited	[1]	8.1
Outstanding at December 31, 2020	[1]	6.7	$ 6.6
Exercisable at December 31, 2020	[1]	$ 5.0
Weighted-average remaining contractual term
Outstanding at December 31		3 years	3 years 9 months 18 days
Exercisable at December 31, 2020		1 year 10 months 24 days
Aggregate intrinsic value
Outstanding at January 1, 2020	[1]	$ 5,936
Outstanding at December 31, 2020	[1]	2,393	$ 5,936
Exercisable at December 31, 2020	[1]	$ 2,258

[1]	In November 2020 the Company distributed a cash dividend in the amount of $19,999 or $0.36 per share. All exercise prices were updated on a retrospective basis (See also Note 11.c)